Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Fair Values of Derivative Instruments in the Statement of Financial Position and Statement of Operations
Fair Values of Derivative Instruments in the Statements of Financial Position:

Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011 Fair value	December 31, 2012 Fair value
Interest rate swaps	Financial Instruments non-current assets	$-	$935
Interest rate swaps	Financial Instruments current liabilities	(40,727)	(39,537)
Interest rate swaps	Financial Instruments non-current liabilities	(52,025)	(38,087)
Total derivatives		$(92,752)	$(76,689)

		Amount of Gain/(Loss)
Derivatives not designated as hedging instruments	Location of Gain or (Loss) Recognized	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Foreign currency forward contracts	Other, net	$1,104	$(1,538)	$-
Interest rate swaps	Loss on interest rate swaps	(40,303)	(33,455)	(36,974)
Total		$(39,199)	$(34,993)	$(36,974)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Amount of Gain/(Loss) Recognized in other comprehensive income/(loss) on Derivative
	(Effective Portion)
Derivatives designated for cash flow hedging relationships	Year ended	Year ended	Year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Interest rate swaps	$(27,018)	-	$-

Total	$(27,018)	-	$-

Recurring measurements
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)

Interest rate swaps-asset position	935	-	935	-
Interest rate swaps-liability position	$(77,624)	-	(77,624)	$-

Total	$(76,689)	-	(76,689)	$-